Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset due to uncertain tax positions		$ 1,000,000
Accrued penalties and interest,total		0	$ 0
Recognized penalties and interest		0	0
Tax expense	$ 0	0	0
Federal and State
Net operating losses carryforwards		37,000,000	31,200,000
Foreign Tax Authority
Net operating losses carryforwards		$ 559,000	$ 547,000